CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities
Net loss	¥ (821,333)	$ (119,081)	¥ (1,547,038)	¥ (2,688,415)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	114,047	16,535	130,666	74,551
Amortization of intangible assets	56,848	8,242	50,705	3,476
Share-based compensation	340,860	49,420	530,440	1,900,588
Amortization of right-of-use assets	168,369	24,411	245,893	185,843
Recognition of deferred income	(14,934)	(2,165)	(14,515)
Impairment allowance of inventory	(3,079)	(446)	87,045	21,496
Deferred income tax expenses (benefits)	(8,360)	(1,212)	(5,428)	3,451
Impairment of and loss on disposal of property and equipment	80,288	11,641	36,231	15,072
Loss on disposal of intangible assets	920	133	2,672	27
Gain from acquisition of a joint venture			(2,094)
Impairment of investments	5,078	736	1,375
Share of (income) loss from equity investments	(12,548)	(1,819)	(5,978)	293
Provision for expected credit loss				2,643
Changes in operating assets and liabilities:
Accounts receivable	154,995	22,472	99,745	(154,015)
Interest receivables on short-term investments	319	46
Prepayments and other current assets	65,916	9,557	(42,715)	(190,621)
Inventories	277,997	40,306	(109,930)	(134,255)
Other non-current assets	27,335	3,963	(18,961)	(25,752)
Amounts due from related parties	(5,594)	(811)	1,260	(564)
Amounts due to related parties	13,275	1,925	2,153	11,814
Accounts payable	(120,970)	(17,539)	(244,444)	66,163
Accrued expenses and other liabilities	(17,303)	(2,509)	(63,683)	174,698
Advances from customers	(4,028)	(584)	14,376	3,051
Deferred income			71,668
Income tax payables	5,079	736	(1,437)	(55,958)
Lease liabilities	(166,969)	(24,208)	(238,447)	(196,954)
Net cash provided by (used in) operating activities	136,208	19,749	(1,020,441)	(983,368)
Cash Flows from Investing Activities
Purchases of intangible assets	(8,550)	(1,240)	(25,304)	(159,010)
Purchases of property and equipment	(50,778)	(7,362)	(141,433)	(225,569)
Proceeds from disposal of property and equipment	4,099	594		471
Purchases of short-term investments	(2,421,802)	(351,128)
Sales of short-term investments	1,459,564	211,617		10,000
Acquisition of businesses, net of cash and cash equivalents acquired	(2,107)	(305)	(989,652)	(3,196)
Investments on equity investments	(135,842)	(19,695)	(322,825)	(35,552)
Pre-paid consideration for an acquisition			(5,043)	(95,976)
Net Cash used in Investing Activities	(1,155,416)	(167,519)	(1,484,257)	(508,832)
Cash Flows from Financing Activities
Proceeds from short-term borrowings				10,000
Repayments for short-term borrowings			(100)	(10,000)
Proceeds from issuance of preferred shares, net of issuance costs				3,868,594
Proceeds from issuance of ordinary shares, net of issuance costs				4,380,213
Repayment of a shareholder receivable resulting from Repurchases of Ordinary Shares			12,959
Capital contributions from non-controlling interests			596
Issuance costs of issuance of Ordinary Shares in IPO	(1,706)	(247)
Proceeds from exercise of vested share options	1,906	276
Repurchases of Ordinary shares	(654,650)	(94,915)	(15,161)	(491,167)
Repurchases of Preferred shares				(1,076,771)
Net cash provided by (used in) financing activities	(654,450)	(94,886)	(1,706)	6,680,869
Effect of exchange rate changes on cash and cash equivalents and restricted cash	89,978	13,044	(88,980)	(131,856)
Net increase in cash, cash equivalents and restricted cash	(1,583,680)	(229,612)	(2,595,384)	5,056,813
Cash and cash equivalents and restricted cash at the beginning of the year	3,138,008	454,968	5,733,392	676,579
Cash and cash equivalents and restricted cash at the end of the year	1,554,328	225,356	3,138,008	5,733,392
Supplemental disclosures of cash flow information
Income taxes paid	(6,108)	(886)	(6,190)	(59,437)
Cash paid for interest				(93)
Supplemental schedule of non-cash investing and financing activities
Purchases of property and equipment	10,607	1,538	19,709	40,412
Purchases of intangible assets	282	41	2,999
Receivables of exercise price of share options			1,920
Payable for repurchases of Ordinary Shares			7,166
Deemed repurchase of ordinary shares resulting from redesignation of Founder’s ordinary shares to preferred shares				35,142
Capital injection from non-controlling interests	¥ 1,337	$ 194	¥ 338,587	¥ 15,692